Prepaid Expenses and Other Current Assets (Details) - HZO, Inc. and Subsidiaries - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Prepaid expenses	$ 262,118	$ 227,929	$ 148,166
Deposits	212,484	191,087	208,103
Other	92,980	76,398	86,400
Total prepaid expenses and other current assets	$ 567,582	$ 495,414	$ 422,669